PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary of Property, Plant and Equipment at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment, at fair value
Beginning balance	$ 59,089	$ 50,951
Additions		459
Additions, net	540
Transfer from construction work-in-progress	3,716	1,941
Acquisitions through business combinations	5,759	5,157
Disposals	(1,488)	(35)
Transfer to assets held for sale	(514)
Items recognized through OCI:
Change in fair value	5,605	(107)
Foreign exchange	(3,196)	2,735
Items recognized through net income:
Change in fair value	(583)	(160)
Depreciation	(2,010)	(1,852)
Ending balance	66,918	59,089
Construction work-in-progress
Construction in progress, beginning balance	4,916	3,332
Additions	3,569	2,704
Transfer to property, plant and equipment	(3,716)	(1,941)
Acquisitions through business combinations	1,680	795
Disposals	94
Items recognized through OCI:
Change in fair value	498	20
Foreign exchange	(158)	63
Items recognized through net income:
Change in fair value	(138)	(57)
Construction in progress, ending balance	6,557	4,916
Total property, plant and equipment, at fair value	73,475	64,005
Fair value changes to decommissioning assets	98
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	32,646	31,168
Additions		5
Additions, net	4
Transfer from construction work-in-progress	139	154
Acquisitions through business combinations	0	0
Disposals	(174)	0
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	3,121	(466)
Foreign exchange	(2,164)	2,435
Items recognized through net income:
Change in fair value	(47)	(7)
Depreciation	(626)	(643)
Ending balance	32,899	32,646
Construction work-in-progress
Construction in progress, beginning balance	300	299
Additions	155	159
Transfer to property, plant and equipment	(139)	(154)
Acquisitions through business combinations	0	0
Disposals	1
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(16)	(3)
Items recognized through net income:
Change in fair value	0	(1)
Construction in progress, ending balance	299	300
Total property, plant and equipment, at fair value	33,198	32,946
Right-of-use assets, not subject to revaluation	49	60
Land, not subject to revaluation	204	222
Wind
Property, plant and equipment, at fair value
Beginning balance	15,224	11,302
Additions		60
Additions, net	187
Transfer from construction work-in-progress	708	934
Acquisitions through business combinations	2,892	3,177
Disposals	(1,008)	0
Transfer to assets held for sale	(178)
Items recognized through OCI:
Change in fair value	1,323	367
Foreign exchange	(472)	113
Items recognized through net income:
Change in fair value	(9)	(13)
Depreciation	(835)	(716)
Ending balance	17,832	15,224
Construction work-in-progress
Construction in progress, beginning balance	1,617	1,132
Additions	675	1,026
Transfer to property, plant and equipment	(708)	(934)
Acquisitions through business combinations	374	449
Disposals	0
Items recognized through OCI:
Change in fair value	237	(60)
Foreign exchange	(59)	28
Items recognized through net income:
Change in fair value	(29)	(24)
Construction in progress, ending balance	2,107	1,617
Total property, plant and equipment, at fair value	19,939	16,841
Right-of-use assets, not subject to revaluation	427	284
Land, not subject to revaluation	61	20
Solar
Property, plant and equipment, at fair value
Beginning balance	11,022	8,239
Additions		394
Additions, net	349
Transfer from construction work-in-progress	2,869	851
Acquisitions through business combinations	2,052	1,980
Disposals	(267)	(30)
Transfer to assets held for sale	(327)
Items recognized through OCI:
Change in fair value	1,059	28
Foreign exchange	(538)	178
Items recognized through net income:
Change in fair value	(496)	(164)
Depreciation	(532)	(454)
Ending balance	15,191	11,022
Construction work-in-progress
Construction in progress, beginning balance	2,987	1,897
Additions	2,685	1,509
Transfer to property, plant and equipment	(2,869)	(851)
Acquisitions through business combinations	544	346
Disposals	90
Items recognized through OCI:
Change in fair value	193	80
Foreign exchange	(77)	38
Items recognized through net income:
Change in fair value	(109)	(32)
Construction in progress, ending balance	3,264	2,987
Total property, plant and equipment, at fair value	18,455	14,009
Right-of-use assets, not subject to revaluation	637	385
Land, not subject to revaluation	167	92
Other
Property, plant and equipment, at fair value
Beginning balance	197	242
Additions		0
Additions, net	0
Transfer from construction work-in-progress	0	2
Acquisitions through business combinations	815	0
Disposals	(39)	(5)
Transfer to assets held for sale	(9)
Items recognized through OCI:
Change in fair value	102	(36)
Foreign exchange	(22)	9
Items recognized through net income:
Change in fair value	(31)	24
Depreciation	(17)	(39)
Ending balance	996	197
Construction work-in-progress
Construction in progress, beginning balance	12	4
Additions	54	10
Transfer to property, plant and equipment	0	(2)
Acquisitions through business combinations	762	0
Disposals	3
Items recognized through OCI:
Change in fair value	68	0
Foreign exchange	(6)	0
Items recognized through net income:
Change in fair value	0	0
Construction in progress, ending balance	887	12
Total property, plant and equipment, at fair value	1,883	209
Right-of-use assets, not subject to revaluation	3	0
Land, not subject to revaluation	$ 2	$ 1